Note 16	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of Investments In Subsidiaries Joint Ventures And Associates [Text Block]	Investments in joint ventures and associates Joint ventures and associates
The breakdown of the balance of “Joint ventures and associates” in the consolidated balance sheets is as follows:

JOINT VENTURES AND ASSOCIATES. BREAKDOWN BY ENTITIES (MILLIONS OF EUROS)

	2025	2024	2023
Joint ventures
Altura Markets, S.V., S.A.	44	38	31
RCI Colombia	37	37	40
Other	29	19	22
Subtotal	111	94	93
Associates
Metrovacesa, S.A.	282	300	259
BBVA Allianz Seguros y Reaseguros, S.A.	277	265	251
Atom Holdco Limited	222	222	211
Servicios Electrónicos Globales S.A. de C.V.	56	43	36
Other	45	65	127
Subtotal	883	895	883
Total	994	989	976

Details of the joint ventures and associates as of December 31, 2025 are shown in Appendix II.
The following is a summary of the changes in the years ended December 31, 2025, 2024 and 2023 under this heading in the consolidated balance sheets:

JOINT VENTURES AND ASSOCIATES. CHANGES IN THE YEAR (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Balance at the beginning		989	976	916
Acquisitions and capital increases		2	4	95
Disposals and capital reductions		(55)	(28)	(42)
Transfers and changes of consolidation method		—	(69)	4
Share of profit and loss	39	62	40	26
Exchange differences		(13)	7	16
Impairment / reversal of impairment ⁽¹⁾		32	63	(9)
Dividends, valuation adjustments and other		(23)	(5)	(30)
Balance at the end		994	989	976
(1) See Note 16.3.
During the year 2025, there were no significant changes under the heading "Joint ventures and associates".
During the year 2024, the most significant changes under the heading "Joint ventures and associates" correspond to Solaris and Compañía Española de Financiación del Desarrollo S.A. (Cofides) that left the scope of the consolidation perimeter in the first half of the year when the Group ceased to have significant influence in either entity.
During the year 2023, the most significant change under the heading "Joint ventures and associates" corresponds to a capital increase in Atom Holdco Limited.
Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with article 155 of the Corporations Act and article 125 of the Securities Market Act 4/2015.
Other information about associates and joint ventures
If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.
As of December 31, 2025, 2024 and 2023 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).
As of December 31, 2025, 2024 and 2023 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).
Impairment
As required by IAS 36, the book value of the associates and joint venture entities has been compared with their recoverable amount, with the latter being calculated as the higher between the value in use and the fair value minus the cost of sale. For the year ended December 31, 2025, a net reversal of impairment was recorded for €32 million; for the year ended December 31, 2024, a net reversal of impairment was recorded for €63 million; for the year ended December 31, 2023, a net impairment was recorded for €9 million (see Note 48).